Cash and Cash Equivalents	12 Months Ended
Mar. 31, 2018
Cash and cash equivalents [abstract]
Cash and Cash Equivalents
21	CASH AND CASH EQUIVALENTS

Cash and cash equivalents consist of cash on hand and balance with banks (including balances in current account and demand deposits). Cash and cash equivalents included in the statements of cash flows comprise the following amounts in the statement of financial position.

	As At March 31
	2018	2017
	(in thousands)
Cash at bank and in hand	$87,762	$112,267
	$87,762	$112,267